Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Loss for the period	$ (10,812)	$ (7,666)
Depreciation	76	80
Share-based compensation expense	1,635	277
Finance income	(2,759)	(2,670)
Finance expense	178	179
Movement of expected credit loss	19	(50)
Foreign exchange loss/(gain)	642	(1,321)
Movement in working capital	213	557
Cash flows used in operating activities	(10,808)	(10,614)
Finance expense paid	(172)	(169)
Finance income received	2,407	1,187
Net cash used in operating activities	(8,573)	(9,596)
Cash flows from investing activities
Purchase of property, plant and equipment	(4)	(12)
Proceeds from sale of other financial assets	7,000	5,000
Proceeds from redemptions and disposals of marketable securities	4,842	3,800
Cash flows from investing activities	11,838	8,788
Cash flows from financing activities
Payment of lease liability	0	(71)
Proceeds from equity public offering	150,000	0
Transaction costs from equity public offering	(9,142)	0
Net cash flows from/(used in) financing activities	140,858	(71)
Net increase/(decrease) in cash and cash equivalents	144,123	(879)
Cash and cash equivalents at the beginning of the period	100,791	78,420
Impact of foreign exchange on cash and cash equivalents	40	(58)
Cash and cash equivalents at the end of the period	$ 244,954	$ 77,483